China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Comprehensive Income (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of parent company financial statements [Line Items]
Interest income	¥ 1,366	$ 209	¥ 1,272	¥ 1,712
Finance costs	(1,747)	(268)	(2,123)	(1,625)
Other income-net	2,911		1,735	783
Income before income tax	16,027	2,456	14,167	13,081
Income tax expenses	(3,450)	(528)	(2,795)	(2,824)
Net income	12,577	1,928	11,372	10,257
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(1,478)	(226)	(581)	(381)
Total comprehensive income for the year	10,871	1,666	10,871	10,012
Parent Company [Member]
Disclosure of parent company financial statements [Line Items]
Dividend income	5,201	797	14,697	3,296
General and administrative expenses	(62)	(10)	(49)	(61)
Interest income	402	62	407	535
Finance costs	(481)	(74)	100	80
Other income-net	1	1	8	1
Income before income tax	5,061	776	15,163	3,851
Income tax expenses	40	6	(57)	(20)
Net income	5,101	782	15,106	3,831
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(1,453)	(223)	(573)	(372)
Total comprehensive income for the year	¥ 3,648	$ 559	¥ 14,533	¥ 3,459